PROPERTY, PLANT AND EQUIPMENT ("PP&E")	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
PROPERTY, PLANT AND EQUIPMENT ("PP&E")

4) PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

		Accumulated Depletion,
As at December 31, 2017		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties	$13,622,266	$(12,732,299)	$889,967
Other capital assets	107,582	(97,518)	10,064
Total PP&E	$13,729,848	$(12,829,817)	$900,031

		Accumulated Depletion,
As at December 31, 2016		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties	$13,567,390	$(12,840,938)	$726,452
Other capital assets	106,070	(94,092)	11,978
Total PP&E	$13,673,460	$(12,935,030)	$738,430

Acquisitions:

For the years ended December 31, 2017 and 2016, Enerplus acquired property and land totaling $13.3 million, and $126.1 million, respectively.  For the year ended December 31, 2016, acquisitions included the purchase of assets in Ante Creek in NW Alberta for $110.3 million.

Divestments:

For the years ended December 31, 2017 and 2016, Enerplus disposed of properties for proceeds of $56.2 million and $670.4 million, respectively. Certain asset divestments may result in gains if the divestments cause a significant alteration in the relationship between the cost centre’s capitalized costs and proved reserves. During 2017 and 2016, Enerplus recognized gains on asset divestments of $78.4 million and $559.2 million, respectively.